Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid voyage and operating costs	$ 8,022	$ 8,352
Claims receivable	12,307	9,822
Prepaid other taxes	4,520	4,279
Advances for working capital purposes	18	4,486
Other	2,516	1,957
Total prepaid expenses and other current assets	$ 27,383	$ 28,896